Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Provision for income tax expense included in the financial statements(in thousands)

	Year ended	Year ended
	December 31,	December 31,
	2018	2017
Included in Net income:
Continuing operations	$524	7,350
Discontinued operations	45,286	(21)
	45,810	7,329
Comprehensive income	(275)	(14)

Total tax expense	$45,535	7,315

Provision for income tax expense (in thousands)
	Year ended	Year ended
	December 31,	December 31,
	2018	2017
Current:
Federal	$28,512	(1,779)
State	15,024	(433)
	43,536	(2,212)
Deferred	1,999	9,527

Total	$45,535	7,315

Income tax reconciliation at statutory Federal income tax rate (in thousands)

	Year ended	Year ended
	December 31,	December 31,
	2018	2017
Amount computed at statutory
Federal rate	$35,351	16,723
State income taxes (net of Federal
income tax benefit)	10,186	2,476
Tax Cut and Jobs Act of 2017	-	(11,834)
Other, net	(2)	(50)
Provision for income taxes	$45,535	7,315

Deferred tax assets and deferred tax liabilities (in thousands)

	As of	As of
	December 31,	December 31,
	2018	2017
Deferred tax liabilities:
Property and equipment	$28,329	25,212
Depletion	721	660
Unrealized rents	52	1,166
Prepaid expenses	38	431
Gross deferred tax liabilities	29,140	27,469
Deferred tax assets:
Employee benefits and other	1,159	1,487
Gross deferred tax assets	1,159	1,487
Net deferred tax liability	$27,981	25,982